Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q1PH

Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 6
Notes to Schedules of Investments 9

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2024
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 95.1%
Austria 0.8%
DO & CO AG ................... Commercial Services & Supplies 10,052 $ 1,500,823
Bahamas 3.5%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 482,585 6,384,600
Belgium 1.8%
Barco NV ...................... Electronic Equipment, Instruments &
Components 109,318 1,801,181
b
Kinepolis Group NV .............. Entertainment 33,120 1,519,656
3,320,837
Brazil 3.2%
Camil Alimentos SA ............... Food Products 881,600 1,578,508
Dexco SA ...................... Paper & Forest Products 1,121,100 1,716,739
M Dias Branco SA ................ Food Products 121,300 923,412
Tres Tentos Agroindustrial SA ....... Food Products 400,800 840,702
Vivara Participacoes SA ........... Textiles, Apparel & Luxury Goods 148,600 752,578
5,811,939
Canada 3.5%
Canaccord Genuity Group, Inc. ...... Capital Markets 148,600 976,440
Canadian Western Bank ........... Banks 130,421 2,715,399
b
Computer Modelling Group Ltd. ...... Software 339,704 2,550,696
6,242,535
China 1.4%
c
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 662,000 1,244,383
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 2,043,792 1,268,681
2,513,064
Denmark 0.7%
Matas A/S ...................... Specialty Retail 71,706 1,215,537
Finland 1.9%
Fiskars OYJ Abp ................. Household Durables 46,991 870,349
Huhtamaki OYJ .................. Containers & Packaging 60,451 2,532,280
3,402,629
France 0.6%
Kaufman & Broad SA ............. Household Durables 35,064 1,022,242
Germany 6.3%
b
Adesso SE ..................... IT Services 10,551 1,242,610
CompuGroup Medical SE & Co. KgaA . Health Care Technology 21,313 655,877
Duerr AG ...................... Machinery 40,704 940,532
Gerresheimer AG ................ Life Sciences Tools & Services 15,138 1,704,038
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 48,484 1,506,019
a,c
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 86,568 1,622,310
Rational AG .................... Machinery 2,464 2,122,875
Stabilus SE ..................... Machinery 24,347 1,550,219
11,344,480
Greece 0.5%
JUMBO SA ..................... Specialty Retail 29,587 852,223
Hong Kong 3.2%
Techtronic Industries Co. Ltd. ....... Machinery 238,500 3,240,727
Value Partners Group Ltd. .......... Capital Markets 1,207,000 276,287

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Hong Kong (continued)
VTech Holdings Ltd. .............. Communications Equipment 386,300 $ 2,343,044
5,860,058
India 1.0%
Exide Industries Ltd. .............. Automobile Components 487,169 1,785,868
Israel 1.0%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 71,785 1,893,486
Italy 9.4%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 23,718 2,710,551
c
Carel Industries SpA , 144A , Reg S ... Building Products 48,093 1,055,970
Intercos SpA .................... Personal Care Products 116,577 1,687,743
Interpump Group SpA ............. Machinery 58,594 2,855,555
LU-VE SpA ..................... Building Products 31,941 795,979
Sanlorenzo SpA ................. Leisure Products 73,323 3,337,158
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 269,515 1,058,340
c
Technogym SpA , 144A , Reg S ...... Leisure Products 343,519 3,408,190
16,909,486
Japan 19.8%
Anicom Holdings, Inc. ............. Insurance 174,300 660,561
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 77,000 3,644,856
Bunka Shutter Co. Ltd. ............ Building Products 124,200 1,396,768
CKD Corp. ..................... Machinery 116,700 2,339,558
Glory Ltd. ...................... Machinery 41,600 785,068
Idec Corp. ...................... Electrical Equipment 71,100 1,256,562
IDOM, Inc. ..................... Specialty Retail 240,600 1,659,201
Kaneka Corp. ................... Chemicals 73,500 1,828,847
MEITEC Group Holdings, Inc. ....... Professional Services 145,900 2,820,714
Morinaga & Co. Ltd. .............. Food Products 47,600 816,996
Nichiha Corp. ................... Building Products 113,100 2,556,441
Nissei ASB Machine Co. Ltd. ........ Machinery 56,400 1,930,671
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 100,400 1,150,217
Roland Corp. ................... Leisure Products 48,800 1,488,905
Sato Holdings Corp. .............. Commercial Services & Supplies 112,300 1,717,318
Shima Seiki Manufacturing Ltd. ...... Machinery 130,400 1,194,651
Shoei Co. Ltd. ................... Automobile Components 53,200 804,103
Square Enix Holdings Co. Ltd. ....... Entertainment 16,700 644,007
TechnoPro Holdings, Inc. .......... Professional Services 123,500 2,473,324
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 120,400 1,391,709
Tsumura & Co. .................. Pharmaceuticals 132,400 3,295,916
35,856,393
New Zealand 0.7%
d
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 196,544 1,338,825
Norway 1.2%
TGS ASA ...................... Energy Equipment & Services 189,848 2,092,843
Philippines 2.4%
Century Pacific Food, Inc. .......... Food Products 3,699,900 2,632,585
d
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 3,726,600 1,776,560
4,409,145

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Portugal 0.6%
d
Corticeira Amorim SGPS SA ........ Containers & Packaging 93,705 $ 993,704
South Korea 4.2%
BNK Financial Group, Inc. .......... Banks 177,970 1,051,618
DGB Financial Group, Inc. .......... Banks 208,321 1,343,640
Hite Jinro Co. Ltd. ................ Beverages 60,199 914,073
i-SENS, Inc. .................... Health Care Equipment & Supplies 108,724 1,613,707
a
Jeisys Medical, Inc. ............... Health Care Equipment & Supplies 172,456 1,034,452
NongShim Co. Ltd. ............... Food Products 5,734 1,582,374
7,539,864
Sweden 3.9%
c
Dometic Group AB , 144A .......... Automobile Components 224,247 1,812,050
Electrolux Professional AB , B ....... Machinery 220,641 1,442,657
Granges AB .................... Metals & Mining 119,860 1,296,423
Tethys Oil AB ................... Oil, Gas & Consumable Fuels 221,579 736,008
c
Thule Group AB , 144A , Reg S ....... Leisure Products 60,188 1,814,079
7,101,217
Switzerland 4.6%
Bucher Industries AG ............. Machinery 6,025 2,649,544
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 14,809 1,323,480
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 11,631 1,578,659
Siegfried Holding AG .............. Life Sciences Tools & Services 2,627 2,682,571
8,234,254
Taiwan 7.2%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 224,037 1,549,437
Giant Manufacturing Co. Ltd. ........ Leisure Products 153,482 1,078,901
Johnson Health Tech Co. Ltd. ....... Leisure Products 559,000 1,255,170
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 513,000 1,700,020
Merida Industry Co. Ltd. ........... Leisure Products 219,000 1,453,631
Nien Made Enterprise Co. Ltd. ...... Household Durables 87,000 964,296
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 492,000 1,319,499
Shin Zu Shing Co. Ltd. ............ Machinery 270,000 1,518,452
Topkey Corp. ................... Leisure Products 140,000 848,636
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 209,000 1,335,069
13,023,111
Thailand 1.3%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 1,237,900 1,342,701
Major Cineplex Group PCL ......... Entertainment 2,593,100 1,038,799
2,381,500
United Kingdom 9.2%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 1,374,459 1,406,790
Fevertree Drinks plc .............. Beverages 96,145 1,457,291
Greggs plc ..................... Hotels, Restaurants & Leisure 55,302 2,005,823
c
Ibstock plc , 144A , Reg S ........... Construction Materials 478,441 909,791
Johnson Service Group plc ......... Commercial Services & Supplies 546,937 907,004
Man Group plc .................. Capital Markets 908,912 3,067,325
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 49,702 1,328,347
Pagegroup plc .................. Professional Services 320,567 1,814,908
Rathbones Group plc ............. Capital Markets 89,703 1,752,935

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Savills plc ...................... Real Estate Management & Development 80,065 $ 1,077,151
a,c
Watches of Switzerland Group plc , 144A Specialty Retail 196,632 889,328
16,616,693
United States 1.2%
Axis Capital Holdings Ltd. .......... Insurance 15,009 975,885
a
IMAX Corp. ..................... Entertainment 70,502 1,140,017
2,115,902
Total Common Stocks (Cost $ 125,123,579 ) .....................................
171,763,258
Short Term Investments 1.0%
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 1.0%
Money Market Funds 1.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 1,772,131 1,772,131
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,772,131 ) .................................................................
1,772,131
a a a a a
Total Short Term Investments (Cost $ 1,772,131 ) .................................
1,772,131
a a a
Total Investments (Cost $ 126,895,710 ) 96.1% ...................................
$173,535,389
Other Assets, less Liabilities 3.9% .............................................
7,148,807
Net Assets 100.0% ...........................................................
$180,684,196
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $14,334,760, representing 7.9% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2024
International Equity Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 94.9%
Belgium 1.4%
Anheuser-Busch InBev SA/NV ...... Beverages 24,776 $ 1,508,144
Chile 2.0%
Antofagasta plc .................. Metals & Mining 85,158 2,187,196
China 1.4%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 6,113 1,514,618
Denmark 1.0%
a,b,c
Orsted A/S , 144A , Reg S ........... Electric Utilities 19,741 1,103,033
France 10.0%
Cie de Saint-Gobain SA ........... Building Products 23,758 1,843,863
Danone SA ..................... Food Products 29,895 1,932,468
Kering SA ...................... Textiles, Apparel & Luxury Goods 4,091 1,620,302
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 46,418 3,192,918
Veolia Environnement SA .......... Multi-Utilities 67,461 2,194,529
10,784,080
Germany 10.7%
Continental AG .................. Automobile Components 4,432 319,908
Deutsche Boerse AG .............. Capital Markets 8,691 1,779,747
Deutsche Telekom AG ............. Diversified Telecommunication Services 168,825 4,097,954
Fresenius Medical Care AG ......... Health Care Providers & Services 26,532 1,019,436
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 47,611 1,618,963
SAP SE ....................... Software 13,692 2,665,969
11,501,977
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 38,858 985,863
India 1.6%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 48,645 1,739,937
Ireland 1.8%
Smurfit Kappa Group plc ........... Containers & Packaging 42,126 1,920,682
Japan 17.0%
Hitachi Ltd. ..................... Industrial Conglomerates 27,302 2,494,704
Honda Motor Co. Ltd. ............. Automobiles 213,728 2,644,430
KDDI Corp. ..................... Wireless Telecommunication Services 45,741 1,352,322
Mitsubishi Electric Corp. ........... Electrical Equipment 145,958 2,443,022
Sony Group Corp. ................ Household Durables 18,322 1,571,021
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 37,527 1,120,495
Sumitomo Mitsui Financial Group, Inc. . Banks 67,086 3,922,441
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 60,896 1,693,643
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 4,162 1,083,918
18,325,996
Netherlands 6.4%
ING Groep NV .................. Banks 120,079 1,976,804
SBM Offshore NV ................ Energy Equipment & Services 61,313 979,226
Shell plc ....................... Oil, Gas & Consumable Fuels 117,534 3,899,410
6,855,440
South Korea 4.7%
KB Financial Group, Inc. ........... Banks 26,595 1,386,241
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 46,179 2,768,160

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd. .... Banks 26,778 $ 942,185
5,096,586
Switzerland 1.4%
Adecco Group AG ................ Professional Services 37,434 1,481,058
Taiwan 2.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 121,298 2,905,886
United Kingdom 20.7%
AstraZeneca plc ................. Pharmaceuticals 16,353 2,196,751
BAE Systems plc ................ Aerospace & Defense 162,363 2,767,327
Barratt Developments plc .......... Household Durables 269,976 1,620,290
BP plc ......................... Oil, Gas & Consumable Fuels 630,701 3,956,345
Compass Group plc .............. Hotels, Restaurants & Leisure 49,304 1,446,103
HSBC Holdings plc ............... Banks 252,859 1,976,398
Lloyds Banking Group plc .......... Banks 4,194,712 2,743,111
Smith & Nephew plc .............. Health Care Equipment & Supplies 159,785 2,000,188
Standard Chartered plc ............ Banks 106,129 899,661
Unilever plc ..................... Personal Care Products 35,909 1,802,555
WH Smith plc ................... Specialty Retail 49,049 816,798
22,225,527
United States 11.2%
CNH Industrial NV ................ Machinery 128,718 1,668,185
CRH plc ....................... Construction Materials 37,556 3,241,202
GFL Environmental, Inc. ........... Commercial Services & Supplies 72,856 2,513,532
a
ICON plc ....................... Life Sciences Tools & Services 6,623 2,224,997
d
Sanofi SA ...................... Pharmaceuticals 24,740 2,406,707
12,054,623
Total Common Stocks (Cost $ 70,319,032 ) ......................................
102,190,646
a a a a a
Escrows and Litigation Trusts 0.0%
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 70,319,032 ) ................................
102,190,646
Short Term Investments 2.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.7%
United States 2.7%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 2,943,156 2,943,156
Total Money Market Funds (Cost $ 2,943,156 ) ...................................
2,943,156

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024 , the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 104,500 $ 104,500
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 104,500 ) ...................................................................
104,500
a a a a a
Total Short Term Investments (Cost $ 3,047,656 ) .................................
3,047,656
a a a
Total Investments (Cost $ 73,366,688 ) 97.7% ....................................
$105,238,302
Other Assets, less Liabilities 2.3% .............................................
2,490,618
Net Assets 100.0% ...........................................................
$107,728,920
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of this security was
$1,103,033, representing 1.0% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
A portion or all of the security is on loan at March 31, 2024.
e
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,357,100 6/21/24 $ 5,607
Total Futures Contracts ...................................................................... $5,607
*
As of period end.

Templeton Institutional Funds

Quarterly Schedule of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $525,321 $8,064,943 $(6,818,133) $— $— $1,772,131 1,772,131 $24,095
Total Affiliated Securities ... $525,321 $8,064,943 $(6,818,133) $— $— $1,772,131 $24,095
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $2,548,785 $12,206,946 $(11,812,575) $— $— $2,943,156 2,943,156 $51,117
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $221,250 $31,375 $(148,125) $— $— $104,500 104,500 $2,666
Total Affiliated Securities ... $2,770,035 $12,238,321 $(11,960,700) $— $— $3,047,656 $53,783
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ 1,500,823 $ — $ — $ 1,500,823
Bahamas ............................. 6,384,600 — — 6,384,600
Belgium .............................. — 3,320,837 — 3,320,837
Brazil ................................ 5,811,939 — — 5,811,939
Canada .............................. 6,242,535 — — 6,242,535
China ............................... — 2,513,064 — 2,513,064
Denmark ............................. — 1,215,537 — 1,215,537
Finland .............................. 2,532,280 870,349 — 3,402,629
France ............................... — 1,022,242 — 1,022,242
Germany ............................. 1,622,310 9,722,170 — 11,344,480
Greece .............................. 852,223 — — 852,223
Hong Kong ........................... — 5,860,058 — 5,860,058
India ................................ — 1,785,868 — 1,785,868
Israel ................................ 1,893,486 — — 1,893,486
Italy ................................. 3,542,062 13,367,424 — 16,909,486
Japan ............................... 1,659,201 34,197,192 — 35,856,393
New Zealand .......................... — 1,338,825 — 1,338,825
Norway .............................. — 2,092,843 — 2,092,843
Philippines ............................ 4,409,145 — — 4,409,145
Portugal .............................. 993,704 — — 993,704
South Korea .......................... — 7,539,864 — 7,539,864
Sweden .............................. 1,442,657 5,658,560 — 7,101,217
Switzerland ........................... 2,902,139 5,332,115 — 8,234,254
Taiwan ............................... — 13,023,111 — 13,023,111
Thailand ............................. — 2,381,500 — 2,381,500
United Kingdom ........................ 9,730,469 6,886,224 — 16,616,693
United States .......................... 2,115,902 — — 2,115,902
Short Term Investments ................... 1,772,131 — — 1,772,131
Total Investments in Securities ........... $55,407,606 $118,127,783
a
$— $173,535,389
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 1,508,144 — 1,508,144
Chile ................................ — 2,187,196 — 2,187,196

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
China ............................... $ 1,514,618 $ — $ — $ 1,514,618
Denmark ............................. — 1,103,033 — 1,103,033
France ............................... — 10,784,080 — 10,784,080
Germany ............................. — 11,501,977 — 11,501,977
Hungary ............................. 985,863 — — 985,863
India ................................ — 1,739,937 — 1,739,937
Ireland ............................... — 1,920,682 — 1,920,682
Japan ............................... — 18,325,996 — 18,325,996
Netherlands ........................... — 6,855,440 — 6,855,440
South Korea .......................... — 5,096,586 — 5,096,586
Switzerland ........................... — 1,481,058 — 1,481,058
Taiwan ............................... — 2,905,886 — 2,905,886
United Kingdom ........................ — 22,225,527 — 22,225,527
United States .......................... 6,406,714 5,647,909 — 12,054,623
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 3,047,656 — — 3,047,656
Total Investments in Securities ........... $11,954,851 $93,283,451
c
$— $105,238,302
Other Financial Instruments:
Futures contracts ........................ $5,607 $— $— $5,607
Total Other Financial Instruments ......... $5,607 $— $— $5,607
a
Includes foreign securities valued at $118,127,783, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $93,283,451, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)